SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Millions	Jan. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Grants receivable		$ 2.0
Subsequent Event [Member] | Employee’s retention credit (ERC) grant [Member]
Subsequent Event [Line Items]
Grants receivable	$ 2.4